Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

20. Subsequent Events

In March 2018, Jupai Holdings announced that its board of directors has approved and declared a cash dividend of US$0.1 per ordinary share. The cash dividend will be paid on or about May 31, 2018 to shareholders of record as of the close of business on April 30, 2018 (the “Record Date”). Holders of Jupai’s ADSs, each representing six ordinary shares of Jupai, on the Record Date are accordingly entitled to the cash dividend of US$0.6 per ADS.